LOANS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
LOANS
Advance Receivables, Current	$ 730,185	$ 594,403
Advance Receivables, Non-Current	0	0
Advance Receivables, Total	730,185	594,403
Loans Bank, Current	1,995,825	1,723,207
Loans Bank, Non-Current	0	0
Loans Bank, Total	1,995,825	1,723,207
TOTAL, Current	2,726,010	2,317,609
TOTAL, Non-Current	0	0
TOTAL	$ 2,726,010	$ 2,317,609